Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Payments Under Non-cancelable Operating Leases	As of December 31, 2019, future minimum payments under non-cancellable operating leases were as follows:

	RMB	US$
2020	10,018	1,439
2021	4,425	636
2022	4,131	593
2023	346	50

Total	18,920	2,718